Real Estate Properties (Details)	Dec. 31, 2021 m²
Maple Farms - Sandy Point, Brazoria County, TX [Member]
Real Estate Properties (Details) [Line Items]
Real estate investment acres	770
Pecan Ranch West - Bonney, Brazoria County, TX [Member]
Real Estate Properties (Details) [Line Items]
Real estate investment acres	74
Pecan Ranch North - Bonney, Brazoria County, TX [Member]
Real Estate Properties (Details) [Line Items]
Real estate investment acres	148
Pecan Ranch Square - Bonney, Brazoria County, TX [Member]
Real Estate Properties (Details) [Line Items]
Real estate investment acres	41
Maple Grove Square - Angleton, Brazoria County, TX [Member]
Real Estate Properties (Details) [Line Items]
Real estate investment acres	15